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                                  SUPPLEMENT
                             DATED MAY 31, 2006
                                   TO THE
                         CLASS IA SHARES PROSPECTUS
       (INVESTMENT OPTIONS WITHIN UNION SECURITY VARIABLE ANNUITIES)
                             DATED MAY 1, 2006
                         FOR THE HARTFORD HLS FUNDS

         THIS SUPPLEMENT AMENDS THE CLASS IA SHARES PROSPECTUS OF THE
          HARTFORD HLS FUNDS DATED MAY 1, 2006 (THE "PROSPECTUS").

The Prospectus is revised as follows:

HARTFORD HIGH YIELD HLS FUND

Effective June 15, 2006, the Prospectus is revised as follows:

In the section entitled "Principal Investment Strategy," on page 40 of the Prospectus, the following sentence replaces the third sentence in this section:

The fund will invest no more than 25% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management.

HARTFORD SMALLCAP VALUE HLS FUND

Effective June 1, 2006, the Prospectus is revised as follows:

In the subsection entitled "The Investment Sub-Advisers," on page 99 of the Prospectus, the following sentences are added to the end of the third paragraph under the heading "SmallCap Value HLS Fund:"

Effective June 1, 2006, Evergreen Investments, a division of Wachovia Corporation, will acquire a majority interest in MetWest Capital. This transaction is not expected to affect the day-to-day management of SmallCap Value HLS Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5791

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                                  SUPPLEMENT
                             DATED MAY 31, 2006
                                   TO THE
                         CLASS IB SHARES PROSPECTUS
                             DATED MAY 1, 2006
                  FOR THE HARTFORD SMALLCAP VALUE HLS FUND

         THIS SUPPLEMENT AMENDS THE CLASS IB SHARES PROSPECTUS OF THE HARTFORD SMALLCAP VALUE HLS FUND DATED MAY 1, 2006 (THE "PROSPECTUS").

HARTFORD SMALLCAP VALUE HLS FUND

Effective June 1, 2006, the Prospectus is revised as follows:

In the subsection entitled "The Investment Sub-Advisers," on page 12 of the Prospectus, the following sentences are added to the end of the third paragraph:

Effective June 1, 2006, Evergreen Investments, a division of Wachovia Corporation, will acquire a majority interest in MetWest Capital. This transaction is not expected to affect the day-to-day management of SmallCap Value HLS Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5792